Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Current deferred income tax assets, included in other current assets	$ 8.4	$ 10.6
Long-term deferred income tax assets, included in other assets	4.7	5.6
Deferred income tax liabilities, net	227.7	235.9
Net deferred income tax liability	$ (214.6)	$ (219.7)